Reserves (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
	Mar. 19, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reserves within equity [line items]
Balance at 1 January		¥ 19,522,249
Net profit attributable to shareholders of the Company		2,215,728	¥ 5,336,331	¥ 6,143,222
Dividends proposed and approved	¥ (2,705,952)	(2,705,952)	(3,247,144)	(2,700,000)
Appropriation of safety production fund		0	0	0
Forfeit of share option scheme			(13,004)
Exercise of share option			37,102	76,496
Transactions with non-controlling interests			(152,800)
Balance at 31 December		19,039,474	19,522,249
Legal surplus [member]
Disclosure of reserves within equity [line items]
Balance at 1 January		4,072,476	4,072,476
Net profit attributable to shareholders of the Company		0	0
Dividends proposed and approved		0	0
Appropriation of safety production fund		0	0
Forfeit of share option scheme			0
Exercise of share option			0
Share of other comprehensive income/(loss) of investments accounted for using the equity method		0	0
Transactions with non-controlling interests			0
Balance at 31 December		4,072,476	4,072,476	4,072,476
Capital surplus [member]
Disclosure of reserves within equity [line items]
Balance at 1 January		13,739	4,180
Net profit attributable to shareholders of the Company		0	0
Dividends proposed and approved		0	0
Appropriation of safety production fund		0	0
Forfeit of share option scheme			0
Exercise of share option			0
Share of other comprehensive income/(loss) of investments accounted for using the equity method		0	0
Transactions with non-controlling interests			9,559
Balance at 31 December		13,739	13,739	4,180
Surplus reserve [member]
Disclosure of reserves within equity [line items]
Balance at 1 January		101,355	101,355
Net profit attributable to shareholders of the Company		0	0
Dividends proposed and approved		0	0
Appropriation of safety production fund		0	0
Forfeit of share option scheme			0
Exercise of share option			0
Share of other comprehensive income/(loss) of investments accounted for using the equity method		0	0
Transactions with non-controlling interests			0
Balance at 31 December		101,355	101,355	101,355
Other reserve [member]
Disclosure of reserves within equity [line items]
Balance at 1 January		10,389	47,469
Net profit attributable to shareholders of the Company		0	0
Dividends proposed and approved		0	0
Appropriation of safety production fund		0	0
Forfeit of share option scheme			(13,004)
Exercise of share option			(17,062)
Share of other comprehensive income/(loss) of investments accounted for using the equity method		7,449	(7,014)
Transactions with non-controlling interests			0
Balance at 31 December		17,838	10,389	47,469
Share premium [member]
Disclosure of reserves within equity [line items]
Balance at 1 January		106,846	62,319
Net profit attributable to shareholders of the Company		0	0
Dividends proposed and approved		0	0
Appropriation of safety production fund		0	0
Forfeit of share option scheme			0
Exercise of share option			44,527
Share of other comprehensive income/(loss) of investments accounted for using the equity method		0	0
Transactions with non-controlling interests			0
Balance at 31 December		106,846	106,846	62,319
Safety production fund [member]
Disclosure of reserves within equity [line items]
Balance at 1 January		57,135	0
Net profit attributable to shareholders of the Company		0	0
Dividends proposed and approved		0	0
Appropriation of safety production fund		2	57,135
Forfeit of share option scheme			0
Exercise of share option			0
Share of other comprehensive income/(loss) of investments accounted for using the equity method		0	0
Transactions with non-controlling interests			0
Balance at 31 December		57,137	57,135	0
Retained earnings [member]
Disclosure of reserves within equity [line items]
Balance at 1 January		15,160,309	13,128,257
Net profit attributable to shareholders of the Company		2,215,728	5,336,331
Dividends proposed and approved		(2,705,952)	(3,247,144)	(2,700,000)
Appropriation of safety production fund		(2)	(57,135)	346
Forfeit of share option scheme			0
Exercise of share option			0	0
Share of other comprehensive income/(loss) of investments accounted for using the equity method		0	0
Transactions with non-controlling interests			0
Balance at 31 December		14,670,083	15,160,309	13,128,257
Total [member]
Disclosure of reserves within equity [line items]
Balance at 1 January		19,522,249	17,416,056
Net profit attributable to shareholders of the Company		2,215,728	5,336,331
Dividends proposed and approved		(2,705,952)	(3,247,144)
Appropriation of safety production fund		0	0
Forfeit of share option scheme			(13,004)
Exercise of share option			27,465
Share of other comprehensive income/(loss) of investments accounted for using the equity method		7,449	(7,014)
Transactions with non-controlling interests			9,559
Balance at 31 December		¥ 19,039,474	¥ 19,522,249	¥ 17,416,056